OFFICE AND MISCELLANEOUS	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
OFFICE AND MISCELLANEOUS

15.	OFFICE AND MISCELLANEOUS

	For the three months ended March 31,
	2025	2024
Advertising, Marketing, and Investor Relations	$223,984	$110,073
Compliance fees	35,783	64,031
Other	277,922	172,166
	$537,689	$346,270